Lease - Schedule of Minimum Future Lease Payments Under Non-Cancellable Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Minimum Future Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	$ 4,497
Less: present value discount	(43)
Total lease liabilities	4,454	$ 11,940
December 31, 2026 [Member]
Schedule of Minimum Future Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	4,497
December 31, 2027 [Member]
Schedule of Minimum Future Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Total future lease payments